ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED AND OTHER LIABILITIES [Abstract]
Schedule of Accrued and Other Liabilities
	As of December 31,
	2013	2014
	RMB	RMB

Advanced from disposal of subsidiaries (Note i)	-	135,000
Business tax, VAT and others	69,950	71,200
Payable balance with indemnity by Xihua Group (Note 5(ii))	49,800	49,800
Accrual for rental	38,473	43,431
Payable to Zhenjiang Foreign Language School (Note 5(v))	36,770	36,770
Accrued payroll and welfare	45,265	33,156
Professional service fees payable	39,231	21,841
Current portion of consideration payable for acquisitions	14,354	15,927
Accrued Interest Payable	7,595	11,613
Receipt in advance	6,506	7,504
Amounts due to cooperating partners	15,116	5,374
Due to former owners (Note ii)	5,747	1,254
Others	41,993	53,764
Total	370,800	486,634

(Note i)	The balance represented a deposit related to the disposal of Jinghan Group as part of the net consideration.

(Note ii)	The balance included the amounts due to former owners of subsidiaries who were no longer classified as the Group's related parties (See Note 23).